Guarantees, commitments and forward starting transactions (Tables)	3 Months Ended
Jun. 30, 2018
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory
CHF million	30.6.18
	Carrying amount				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	102,262	102,262	0	0	0	0	0	0
Loans and advances to banks	15,518	15,510	8	0	(4)	(2)	0	(2)
Receivables from securities financing transactions	76,450	76,450	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,937	24,937	0	0	0	0	0	0
Loans and advances to customers	320,569	295,332	23,612	1,625	(847)	(53)	(174)	(620)
of which: Private clients with mortgage	121,858	108,533	12,498	826	(122)	(9)	(79)	(34)
of which: Real estate financing	35,659	26,826	8,795	39	(60)	(3)	(49)	(8)
of which: Large corporate clients	10,486	9,841	555	91	(82)	(5)	(9)	(68)
of which: SME clients	9,920	8,055	1,284	581	(292)	(8)	(25)	(258)
of which: Lombard	116,795	116,779	0	16	(90)	(4)	0	(86)
of which: Credit cards	1,406	1,123	268	14	(37)	(6)	(11)	(20)
of which: Commodity trade finance	3,075	3,049	13	13	(88)	(4)	0	(84)
Other financial assets measured at amortized cost	21,072	20,264	292	516	(168)	(39)	(6)	(123)
of which: Loans to financial advisors	3,394	3,139	85	171	(124)	(32)	(2)	(90)
Total financial assets measured at amortized cost[1]	560,808	534,755	23,912	2,141	(1,022)	(97)	(179)	(746)
Financial assets measured at fair value through other comprehensive income	6,941	6,941	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	567,749	541,696	23,912	2,141	(1,022)	(97)	(179)	(746)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,529	17,826	506	197	(34)	(7)	(1)	(26)
of which: Large corporate clients	3,818	3,462	218	138	(7)	(1)	0	(5)
of which: SME clients	1,262	996	221	45	(16)	0	(1)	(15)
of which: Financial intermediaries and hedge funds	7,473	7,464	9	0	(4)	(4)	0	0
of which: Lombard	2,493	2,493	0	0	0	0	0	0
of which: Commodity trade finance	2,398	2,342	43	13	(4)	(1)	0	(3)
Irrevocable loan commitments	31,009	30,407	563	38	(42)	(34)	(8)	0
of which: Large corporate clients	21,914	21,342	550	22	(34)	(27)	(7)	0
Forward starting reverse repurchase and securities borrowing agreements	1,545	1,545	0	0	0	0	0	0
Committed unconditionally revocable credit lines	34,129	33,011	1,053	65	(33)	(21)	(13)	0
of which: Real estate financing	2,676	2,404	272	0	(16)	(8)	(8)	0
of which: Large corporate clients	4,065	4,000	65	0	(1)	(1)	0	0
of which: SME clients	4,407	3,961	390	57	(8)	(5)	(2)	0
of which: Lombard	6,231	6,231	0	0	0	0	0	0
of which: Credit cards	6,980	6,712	267	0	(5)	(3)	(1)	0
of which: Commodity trade finance	2,707	2,703	0	5	(1)	(1)	0	0
Irrevocable committed prolongation of existing loans	2,760	2,741	19	0	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	87,972	85,531	2,142	300	(111)	(62)	(23)	(26)
Total allowances and provisions					(1,133)	(159)	(202)	(772)
1 The carrying value of financial assets at amortized cost is net of the respective ECL allowances.

CHF million	31.3.18
	Carrying amount				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	92,800	92,800	0	0	0	0	0	0
Loans and advances to banks	13,284	13,246	38	0	(5)	(3)	0	(2)
Receivables from securities financing transactions	77,016	77,016	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	24,271	24,271	0	0	0	0	0	0
Loans and advances to customers	318,394	289,306	27,543	1,545	(838)	(54)	(162)	(622)
of which: Private clients with mortgage	120,535	104,614	15,149	772	(127)	(11)	(71)	(44)
of which: Real estate financing	36,003	26,415	9,553	36	(62)	(3)	(51)	(8)
of which: Large corporate clients	11,610	10,828	684	97	(62)	(7)	(2)	(54)
of which: SME clients	10,072	7,893	1,629	550	(281)	(9)	(24)	(248)
of which: Lombard	114,436	114,423	0	13	(86)	(4)	0	(82)
of which: Credit cards	1,334	1,069	252	14	(34)	(5)	(9)	(19)
of which: Commodity trade finance	3,008	2,942	61	5	(92)	(4)	(4)	(85)
Other financial assets measured at amortized cost	19,235	18,477	271	488	(146)	(35)	(5)	(106)
of which: Loans to financial advisors	3,326	3,104	74	149	(115)	(28)	(2)	(85)
Total financial assets measured at amortized cost[1]	545,000	515,116	27,851	2,033	(992)	(94)	(168)	(730)
Financial assets measured at fair value through other comprehensive income	6,758	6,758	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	551,757	521,873	27,851	2,033	(992)	(94)	(168)	(730)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,404	16,624	577	203	(40)	(7)	(2)	(31)
of which: Large corporate clients	3,775	3,380	249	146	(10)	(1)	0	(9)
of which: SME clients	1,313	1,029	235	50	(16)	0	(1)	(15)
of which: Financial intermediaries and hedge funds	5,740	5,694	47	0	(3)	(3)	0	0
of which: Lombard	2,537	2,537	0	0	0	0	0	0
of which: Commodity trade finance	1,783	1,752	24	7	(4)	(1)	0	(3)
Irrevocable loan commitments	29,746	29,181	547	18	(32)	(24)	(7)	(1)
of which: Large corporate clients	22,234	21,693	535	7	(26)	(20)	(5)	(1)
Forward starting reverse repurchase and securities borrowing agreements	1,231	1,231	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,892	33,937	1,879	75	(34)	(17)	(17)	0
of which: Real estate financing	2,942	2,134	808	0	(12)	(2)	(9)	0
of which: Large corporate clients	4,804	4,700	99	5	0	0	0	0
of which: SME clients	4,617	4,065	496	56	(7)	(4)	(3)	0
of which: Lombard	5,960	5,960	0	0	0	0	0	0
of which: Credit cards	6,879	6,609	269	0	(5)	(4)	(1)	0
of which: Commodity trade finance	3,413	3,307	92	14	(2)	(1)	(1)	0
Irrevocable committed prolongation of existing loans	1,912	1,912	0	0	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	86,184	82,885	3,003	296	(106)	(49)	(26)	(32)
Total allowances and provisions					(1,098)	(143)	(194)	(762)
1 The carrying value of financial assets at amortized cost is net of the respective ECL allowances.

CHF million	1.1.18
	Carrying amount				ECL allowance
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	87,775	87,775	0	0	0	0	0	0
Loans and advances to banks	13,673	13,654	18	0	(5)	(2)	0	(3)
Receivables from securities financing transactions	84,674	84,674	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,434	23,434	0	0	0	0	0	0
Loans and advances to customers	312,602	283,256	27,855	1,491	(867)	(61)	(163)	(644)
of which: Private clients with mortgage	119,560	103,867	15,006	686	(124)	(12)	(69)	(44)
of which: Real estate financing	35,896	26,210	9,657	29	(62)	(3)	(53)	(6)
of which: Large corporate clients	11,004	10,358	557	88	(69)	(6)	0	(63)
of which: SME clients	10,322	8,218	1,518	585	(287)	(8)	(23)	(256)
of which: Lombard	110,601	110,584	0	17	(84)	(5)	0	(79)
Other financial assets measured at amortized cost	18,375	17,877	32	465	(136)	(29)	(1)	(106)
of which: Loans to financial advisors	3,086	2,874	32	179	(115)	(28)	(1)	(87)
Total financial assets measured at amortized cost[1]	540,533	510,671	27,906	1,956	(1,011)	(95)	(164)	(752)
Financial assets measured at fair value through other comprehensive income	6,755	6,755	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	547,288	517,426	27,906	1,956	(1,011)	(95)	(164)	(752)

	Total exposure				ECL provision
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3[2]	Total	Stage 1	Stage 2	Stage 3
Guarantees	17,152	16,331	633	189	(37)	(6)	(2)	(29)
Irrevocable loan commitments	30,852	30,153	662	37	(36)	(24)	(8)	(4)
of which: Large corporate clients	21,999	21,344	629	26	(27)	(19)	(4)	(4)
Forward starting reverse repurchase and securities borrowing agreements	1,216	1,216	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,690	34,471	2,157	62	(34)	(19)	(15)	0
of which: Real estate financing	3,103	2,097	1,007	0	(9)	(2)	(7)	0
of which: SME clients	4,770	4,311	406	53	(7)	(5)	(2)	0
Irrevocable committed prolongation of existing loans	1,635	1,634	0	1	0	0	0	0
Total off-balance sheet financial instruments and other credit lines	87,545	83,805	3,452	288	(107)	(49)	(24)	(33)
Total allowances and provisions					(1,117)	(144)	(188)	(785)
1 The carrying value of financial assets at amortized cost is net of the respective ECL allowances. 2 Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit impaired exposures for which no loss has occurred, or for which no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 19 for more information on the adoption of IFRS 9.

Total off-balance sheet financial instruments and other credit lines
Maximum Exposure To Credit Risk [Line Items]
Disclosure Of Credit Risk Exposure Explanatory

Note 15 Guarantees, commitments and forward starting transactions

The table below presents the maximum irrevocable amount of guarantees, commitments and forward starting transactions.

	30.6.18			31.3.18			31.12.17
CHF million	Gross	Sub-participations	Net	Gross	Sub-participations	Net	Gross	Sub-participations	Net
Total guarantees	20,175	(2,976)	17,199	19,009	(2,923)	16,086	18,854	(2,867)	15,987
Loan commitments	39,567	(662)	38,905	34,534	(866)	33,667	39,069	(1,074)	37,995
Forward starting transactions[1]
Reverse repurchase agreements	13,521			16,905			12,683
Securities borrowing agreements	38			35			23
Repurchase agreements	10,868			13,763			8,187
1 Cash to be paid in the future by either UBS or the counterparty.